DISCONTINUED OPERATIONS (Details) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Yuanping USD ($)	Mar. 02, 2012 Yuanping USD ($)	Dec. 03, 2011 Yuanping USD ($)	Dec. 03, 2011 Yuanping CNY	Dec. 03, 2011 Yuanping PRC item	Dec. 31, 2012 Yuheng USD ($)	Oct. 31, 2012 Yuheng USD ($)	Oct. 18, 2012 Yuheng USD ($)	Oct. 18, 2012 Yuheng CNY	Oct. 18, 2012 Yuheng PRC item
Discontinued operations
Ownership interest percentage held in discontinued operations						100.00%	100.00%				100.00%	100.00%
Total consideration in cash						$ 11,276	71,050				$ 21,269	134,000
Number of businesses operated								1					1
Right to use water generated by dam assigned (as a percent)						36.48%	36.48%
Assets:
Cash and cash equivalents					56					472
Property, plant and equipment, net					17,304					18,509
Goodwill					3,219					23,448
Intangible assets, net					617					1,916
Deferred tax assets					259					174
Prepayments and other current assets					328					241
Total					21,783					44,760
Liabilities:
Current portion of long-term loans					477					14,920
Accrued expenses and other current liabilities					163					2,256
Long-term loans					10,489					7,301
Deferred tax liabilities					827					2,046
Other non-current liabilities										33
Total					11,956					26,556
Results of discontinued operations
Revenues		4,661	4,737
Cost of revenues		(1,131)	(2,098)
General and administrative expenses		(176)	(226)
Interest income		2	2
Interest expense		(1,634)	(2,580)
Other (loss) income, net		3,543	(16)
Income tax expense		(1,358)	(101)
Net (loss) income from discontinued operations		3,907	(282)
Gain on disposal from disposition		2,767		1,819					1,907
Tax effects of gain on disposal from disposition	$ 0	$ 959	$ 0